Shareholder Report, Holdings (Details) - Adasina Social Justice All Cap Global ETF [Member]	Feb. 28, 2026
Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Telecommunications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.20%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%